ONEROUS CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2025
Onerous contracts provision [abstract]
Schedule of provision for onerous contracts

	Balance on 12/31/2024	Net reversals	Balance on 12/31/2025
Generation
Jirau Energia	627,061	(244,576)	382,485
Serena Geração S/A	46,848	(38,982)	7,866
Companhia Energética Sinop	10,527	(8,714)	1,813
Paulista Lajeado Energia S/A	—	2,456	2,456
BP Comercialização de energia	—	695	695
BRF Energia	—	1,000	1,000
	684,436	(288,121)	396,315

Current Liabilities	62,711	—	113,944
Non-Current Liabilities	621,725	—	282,371
	684,436	—	396,315